SUPPLEMENT DATED JUNE 7, 2013
to

PROSPECTUSES DATED APRIL 29, 2013
FOR SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS FLEX,
SUN LIFE FINANCIAL MASTERS EXTRA, SUN LIFE FINANCIAL MASTERS CHOICE II,
SUN LIFE FINANCIAL MASTERS FLEX II, MFS REGATTA PLATINUM,
AND MFS REGATTA GOLD

PROSPECTUS DATED MAY 1, 2012
FOR MFS REGATTA CHOICE

PROSPECTUSES DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS I SHARE,
AND SUN LIFE FINANCIAL MASTERS EXTRA II

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUSES DATED MAY 1, 2008
FOR MFS REGATTA EXTRA AND FUTURITY II

PROSPECTUSES DATED MAY 1, 2007
FOR MFS REGATTA CHOICE II AND MFS REGATTA FLEX II

PROSPECTUSES DATED JULY 18, 2006
FOR MFS REGATTA, MFS REGATTA CLASSIC, AND FUTURITY FOCUS

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV AND SUN LIFE FINANCIAL MASTERS VII

PROSPECTUSES DATED MAY 1, 2006
FOR MFS REGATTA FLEX FOUR, MFS REGATTA ACCESS, FUTURITY SELECT FOUR PLUS,
FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN,
FUTURITY FOCUS II, FUTURITY SELECT FOUR, AND FUTURITY ACCOLADE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

The Board of Trustees of the MFS Total Return Portfolio (“the Fund”) has approved the proposed reorganization of the Fund into the MFS Total Return Series in mid-August, 2013.  The proposed reorganization is subject to approval by the shareholders of the Fund at a shareholders’ meeting expected to be held in August, 2013.  Should the reorganization occur, shares of the Fund will be exchanged for shares of the MFS Total Return Series.  A prospectus/proxy statement with a full description of the MFS Total Return Series and the terms of the proposed reorganization is expected to be mailed to Fund shareholders on or about June 14, 2013.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters/Regattas/Futuritys (US) 6/2013